Time Based Option Awards Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Distribution Made to Member or Limited Partner [Line Items]
Outstanding, beginning Balance	1,417,246	1,320,050
Granted	701,560	97,196	1,320,050
Exercised
Cancelled/Forfeited	(161,973)
Outstanding, ending Balance	1,956,833	1,417,246	1,320,050
Options exercisable at end of period
Weighted average fair value of options granted (per option)	$ 2.20	$ 1.87	$ 1.80
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Distribution Made to Member or Limited Partner [Line Items]
Outstanding, beginning Balance	1,417,246	1,320,050
Granted	701,560	97,196	1,320,050
Exercised
Cancelled/Forfeited	(16,973)
Outstanding, ending Balance	1,956,833	1,417,246	1,320,050
Options exercisable at end of period
Weighted average fair value of options granted (per option)	$ 2.20	$ 1.87	$ 1.80